Dividends (Details) $ / shares in Units, ¥ in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2019 $ / shares	Jun. 30, 2019	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Dividends
Cash dividend declared			¥ 3,508,379		¥ 4,280,465	¥ 8,840,634
Less than
Dividends
Quarterly cash dividend distribution percentage		30.00%
Equal to or more than
Dividends
Quarterly cash dividend distribution percentage		20.00%
With respect to fiscal year 2020
Dividends
Cash dividend declared					¥ 3,614,800
With respect to fiscal year 2021
Dividends
Cash dividend declared			¥ 4,931,000	$ 773.8
American Depositary Shares
Dividends
Additional special dividend approved (in dollars per share) | $ / shares	$ 0.69